INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2019
INCOME TAX EXPENSE
INCOME TAX EXPENSE

NOTE 7 – INCOME TAX EXPENSE

During the six months ended 30 June 2019 the Company recognized income tax benefit of $6.2 million on a pre-tax loss of $33.8 million, representing 18% of pre-tax loss.  Tax expense consists of $0.1 million in current tax expense and $6.3 million of deferred tax benefit.  Tax expense differs from the prima facie tax expense at the Group’s statutory income tax rate of 30% due primarily to: $0.3 million of unrecognized tax benefit from current period losses; $3.2 million of tax expense related to US tax rates; and $0.5 million of tax expense related to non-deductible expenses.

The Company reported a net deferred tax liability of $8.9 million at 30 June 2019.